Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Consolidated Statements of Comprehensive Loss [Abstract]
LOSS FOR THE YEAR	¥ (1,242,987)	$ (177,745)	¥ (405,680)	¥ (925,712)
Other comprehensive income/ (loss) that may be reclassified to profit or loss in subsequent periods, net of tax:
Exchange differences on translation of foreign operations	(41,574)	(5,945)	2,829	20,593
Other comprehensive income/ (loss) that will not be reclassified to profit or loss in subsequent periods, net of tax:
Exchange differences on translation of the Company	(11,441)	(1,636)	4,120	5,666
OTHER COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR, NET OF TAX	(53,015)	(7,581)	6,949	26,259
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(1,296,002)	(185,326)	(398,731)	(899,453)
Attributable to:
Ordinary equity holders of the Company	(1,295,784)	(185,295)	(398,484)	(899,378)
Non-controlling interests	(218)	(31)	(247)	(75)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	¥ (1,296,002)	$ (185,326)	¥ (398,731)	¥ (899,453)